March 22, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MassMutual Ascend Life Insurance Company

Registration Statement on Form S-1

Commissioners:

MassMutual Ascend Life Insurance Company (the “Company”) is filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement (the “Registration Statement”) for the Index Frontier 7 Annuity and the Index Frontier 5 Annuity, each a modified single premium deferred annuity contract (the “Contracts”). The Registration Statement includes a separate prospectus for each Contract and a single Part II.

The Company respectfully requests selective review of the Registration Statement in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). Except for the changes discussed below, the disclosure in the Registration Statement is not substantially different from the disclosure included in Pre-Effective Amendment No. 2 to the prior registration statement for the Contracts, as filed on April 29, 2022 (File No. 333-263934; Accession No. 0001193125-22-132631), which was reviewed by the Commission staff and declared effective by the Commission on May 2, 2022.

The changes made in the Registration Statement reflect:

•	The new names and addresses of the issuer and the principal underwriter of the Contracts.

•	Other nonmaterial revisions.

If the Registration Statement were eligible to be filed pursuant to Rule 485 under the 1933 Act, the Company would make the filing pursuant to Rule 485(b) because it does not include any material changes compared to the currently effective registration statement other than those that would be permitted by Rule 485(b).

The Company intends to file a subsequent pre-effective amendment to bring the Company’s financial statements and other financial information included in the prospectus up to date.

The Company will separately provide a marked copy of the Registration Statement to facilitate the Commission Staff’s review. Other than the new and revised disclosures in the Registration Statement reflecting the changes listed above, the Company believes that there are no other disclosures in the Registration Statement that warrant particular attention by the Commission staff.

The Company respectfully requests that the Staff review the Registration Statement as soon as possible. The Company, if practicable, is seeking to have the Registration Statement be effective on or before May 1, 2023.

Please direct any questions or comments regarding the Registration Statement to the undersigned at 513.361.9401 or at jdomaschko@mmascend.com.

Sincerely,

/s/ John V. Domaschko
John V. Domaschko
Divisional Assistant Vice President
MassMutual Ascend Life Insurance Company

cc:	John V. Domaschko, MassMutual Ascend Life Insurance Company

John P. Gruber, MassMutual Ascend Life Insurance Company

Dodie Kent, Eversheds Sutherland (US) LLP

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